Bank-Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 9,060	$ 9,012
Bank Owned Life Insurance Income	284	289	290
Gain On Bank Owned Life Insurance	$ 349	$ 122	$ 0